COMMITMENTS AND CONTINGENCIES (Details) - Q1 - Former Chief Executive Officer	Apr. 21, 2023
Loss Contingencies [Line Items]
COBRA benefits, payment period (in months)	18 months
Percentage of target bonus (as a percent)	150.00%